Summary of Significant Accounting Polices (Details 2)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Vendor A [Member]
Concentration Risk, Percentage	22.00%			[1]
Vendor B [Member]
Concentration Risk, Percentage	16.00%		18.00%
Vendor C [Member]
Concentration Risk, Percentage	11.00%		12.00%
Vendor D [Member]
Concentration Risk, Percentage		[1]	13.00%

[1]	Less than 10%